Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value	12 Months Ended
Dec. 31, 2019
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value

33. NET GAIN OR LOSS ON FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS MANDATORILY MEASURED AT FAIR VALUE

(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL (IFRS 9 and IAS 39) are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gain on financial instruments at fair value through profit or loss mandatorily measured at fair value	—	196,959	58,692
Gain on financial instruments held for trading	6,123	—	—
Gain(loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	—	17,484	(33,237)
Loss on financial instruments designed as at fair value through profit or loss	(110,950)	—	—

Total	(104,827)	214,443	25,455

(2)

Details of net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2017	2018	2019
Financial assets at FVTPL (financial assets held for trading)	Securities	Gain on valuation	2,764	137,237	121,794
		Gain on disposals	20,528	45,105	64,600
		Loss on valuation	(13,757)	(25,499)	(61,288)
		Loss on disposals	(6,466)	(26,728)	(19,018)

		Sub-total	3,069	130,115	106,088

	Loans	Gain on valuation	—	1,606	1,037
		Gain on disposals	—	4,136	519
		Loss on valuation	—	(4,805)	(21)
		Loss on disposals	—	(117)	—

		Sub-total	—	820	1,535

	Other	Gain on valuation	6,524	2,050	2,062
	financial	Gain on disposals	2,353	530	1,901
	assets	Loss on valuation	(7,885)	(2,280)	(1,755)
		Loss on disposals	(619)	(86)	(1,815)

		Sub-total	373	214	393

	Sub-total		3,442	131,149	108,016

Derivatives (Held for trading)	Interest rate derivatives	Gain on transactions and valuation	1,088,192	1,255,581	1,507,254
		Loss on transactions and valuation	(1,043,312)	(1,303,244)	(1,615,833)

		Sub-total	44,880	(47,663)	(108,579)

	Currency derivatives	Gain on transactions and valuation	7,253,426	4,935,922	6,872,513
		Loss on transactions and valuation	(7,408,741)	(4,822,915)	(6,855,447)

		Sub-total	(155,315)	113,007	17,066

	Equity derivatives	Gain on transactions and valuation	511,220	486,560	839,196
		Loss on transactions and valuation	(397,462)	(484,986)	(796,336)

		Sub-total	113,758	1,574	42,860

	Other derivatives	Gain on transactions and valuation	4,056	4,138	695
		Loss on transactions and valuation	(4,698)	(5,246)	(1,366)

		Sub-total	(642)	(1,108)	(671)

	Sub-total		2,681	65,810	(49,324)

	Total		6,123	196,959	58,692

(3)

Details of net gain(loss) on financial instruments at fair value through profit or loss designated as upon initial recognition and Losses on financial instruments designated as at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Gain(loss) on equity-linked securities:
Loss on disposal of equity-linked securities	(79,965)	(2,058)	(16,006)
Gain(loss) on valuation of equity-linked securities	(32,511)	17,945	(17,231)

Sub-total	(112,476)	15,887	(33,237)

Gain on other securities:
Gain on valuation of other securities	290	—	—

Sub-total	290	—	—

Gain on other financial instruments:
Gain on valuation of other financial instruments	1,236	1,597	—

Total	(110,950)	17,484	(33,237)